Commitments and contingencies - Future minimum payments, Leases (Details) - Mar. 31, 2018 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Commitments and contingencies
2019	$ 210	¥ 1,315
2020	4	26
Total payments	$ 214	¥ 1,341